Schedule of Accrued Liabilities and Other Liabilities (Parenthetical) (Details) ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Payables and Accruals [Abstract]
Non-refundable incentive payment received from depositary bank	$ 1.8	¥ 12.5
Amount recorded ratably as other income, arrangement period			5 years
Reduction in general and administrative expenses			¥ 1.9	¥ 2.5	¥ 2.5